Income Tax - Deferred income tax assets and liabilities (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of deferred taxes [Line Items]
Deferred Taxes		$ (2,886,017)	$ (2,921,820)
Changes Recognized In [Abstract]
Consolidated statement of profit or loss	$ 4,529,975	(503,523)
Other comprehensive income	1,445,390	102,900
Impact of IFRS 9 Adoption		478,248
Gain of control over subsidiaries	(65,690)
Loss of control over subsidiaries		9,102	36,161
Deferred tax assets	3,023,658	0
Deferred tax liabilities	0	(2,886,017)
Allowance for loans losses [member]
Disclosure of deferred taxes [Line Items]
Deferred Taxes		1,854,136	989,796
Changes Recognized In [Abstract]
Consolidated statement of profit or loss	2,610,232	423,413
Impact of IFRS 9 Adoption		478,248
Loss of control over subsidiaries		(37,321)
Deferred tax assets	4,464,368	1,854,136
Provisions [member]
Disclosure of deferred taxes [Line Items]
Deferred Taxes		759,726	1,062,063
Changes Recognized In [Abstract]
Consolidated statement of profit or loss	1,269,558	(297,876)
Loss of control over subsidiaries		(4,461)
Deferred tax assets	2,029,284	759,726
Loan Commissions [member]
Disclosure of deferred taxes [Line Items]
Deferred Taxes		288,579	446,159
Changes Recognized In [Abstract]
Consolidated statement of profit or loss	(160,562)	(157,580)
Deferred tax assets	128,017	288,579
Expenses capitalized for tax purpose [member]
Disclosure of deferred taxes [Line Items]
Deferred Taxes		(613,366)	(488,565)
Changes Recognized In [Abstract]
Consolidated statement of profit or loss	407,777	(124,801)
Deferred tax assets		0
Deferred tax liabilities	(205,589)	(613,366)
Property and equipment [member]
Disclosure of deferred taxes [Line Items]
Deferred Taxes		(5,355,621)	(4,684,010)
Changes Recognized In [Abstract]
Consolidated statement of profit or loss	(393,084)	(671,251)
Loss of control over subsidiaries		(360)
Deferred tax assets		0
Deferred tax liabilities	(5,748,705)	(5,355,621)
Investments in debt securities and equity instruments [member]
Disclosure of deferred taxes [Line Items]
Deferred Taxes		162,098	(272,197)
Changes Recognized In [Abstract]
Consolidated statement of profit or loss	(3,654,867)	331,395
Other comprehensive income	1,445,390	102,900
Deferred tax assets		162,098
Deferred tax liabilities	(2,047,379)
Derivatives [member]
Disclosure of deferred taxes [Line Items]
Deferred Taxes		17,231	25,441
Changes Recognized In [Abstract]
Consolidated statement of profit or loss	(6,030)	(8,210)
Deferred tax assets	11,201	17,231
Inflation adjustment [member]
Changes Recognized In [Abstract]
Consolidated statement of profit or loss	4,392,821
Deferred tax assets	4,392,821
Others [Member]
Disclosure of deferred taxes [Line Items]
Deferred Taxes		1,200	$ (507)
Changes Recognized In [Abstract]
Consolidated statement of profit or loss	64,130	1,387
Gain of control over subsidiaries	(65,690)
Loss of control over subsidiaries		320
Deferred tax assets		$ 1,200
Deferred tax liabilities	$ (360)